UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7614

        Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Georgia Premium Income Municipal Fund (NPG) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.4% (3.7% of Total Investments)

$2,000	Cartersville Development Authority, Georgia, Water and Wastewater Facilities Revenue Refunding	5/07 at 101.00	A+	$2,079,060
	Bonds, Anheuser Busch Companies Inc., Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)

1,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	1,041,980
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 18.8% (12.7% of Total Investments)

1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,092,020
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 - AMBAC Insured

	Atlanta Urban Residential Finance Authority, Georgia, Dormitory Facility Revenue Refunding Bonds,
	Morehouse College Project, Series 1995:
1,210	5.750%, 12/01/20 - MBIA Insured	12/05 at 102.00	AAA	1,242,368
1,375	5.750%, 12/01/25 - MBIA Insured	12/05 at 102.00	AAA	1,411,108

1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue	8/14 at 100.00	Aaa	1,705,651
	Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 - XLCA Insured

700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of	9/14 at 100.00	Aaa	751,107
	West Georgia, Series 2004A, 5.000%, 9/01/21 - XLCA Insured

1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	1,721,073
	Building, Series 2004, 5.250%, 5/01/15 - MBIA Insured

1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/15 at 100.00	AA	1,107,400
	2005A, 5.000%, 9/01/17

500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	AAA	531,935
	2005A, 5.000%, 12/01/34 - XLCA Insured

1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	AAA	1,265,668
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 - XLCA Insured

	Healthcare - 34.5% (23.4% of Total Investments)

2,300	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial	7/11 at 101.00	A-	2,529,195
	Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical	1/12 at 101.00	AAA	2,116,900
	Center, Series 2002, 5.125%, 1/01/32 - MBIA Insured

900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center,	1/14 at 100.00	BBB+	955,089
	Series 2004, 5.250%, 12/01/22

3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center	7/12 at 101.00	Aaa	3,203,250
	Project, Series 2002, 5.200%, 7/01/32 - MBIA Insured

1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center,	7/13 at 101.00	Aaa	1,180,176
	Series 2003, 5.000%, 7/01/19 - MBIA Insured

1,765	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	10/05 at 102.00	AAA	1,804,254
	Northeast Georgia Health Services Inc., Series 1995, 6.000%, 10/01/25 (Pre-refunded to 10/03/05) -
	MBIA Insured

1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A-	1,830,360
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31

3,750	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	AAA	4,065,863
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004,	7/14 at 101.00	Aaa	1,153,492
	5.000%, 7/01/20 - MBIA Insured
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph's/Candler Health System, Series	1/14 at 100.00	AA	1,067,330
	2003, 5.250%, 7/01/23 - RAAI Insured

	Housing/Multifamily - 8.0% (5.4% of Total Investments)
3,000	Macon-Bibb County Urban Development Authority, Georgia, Multifamily Housing Revenue Refunding	1/06 at 102.00	AAA	3,076,920
	Bonds, Series 1997A, 5.550%, 1/01/24 - MBIA Insured
1,500	Marietta Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds, Country	10/06 at 102.00	AA	1,543,740
	Oaks Apartments, Series 1996, 6.150%, 10/20/26 (Alternative Minimum Tax)

	Housing/Single Family - 6.7% (4.6% of Total Investments)
2,845	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001A-2,	12/10 at 100.00	AAA	2,958,203
	5.700%, 12/01/31 (Alternative Minimum Tax)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	937,773
	12/01/22 (Alternative Minimum Tax)

	Industrials - 0.9% (0.6% of Total Investments)
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	537,965
	5.000%, 7/01/22 - MBIA Insured

	Materials - 3.2% (2.2% of Total Investments)
750	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding	6/11 at 101.00	BB+	798,203
	Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,074,640
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 9.7% (6.6% of Total Investments)
1,805	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/13	No Opt. Call	AA	2,016,203
2,500	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16	8/12 at 100.00	AAA	2,734,150
800	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB	871,272

	Tax Obligation/Limited - 19.0% (12.9% of Total Investments)
3,475	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993,	10/19 at 100.00	AAA	4,164,683
	5.625%, 10/01/26 - MBIA Insured
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing	1/14 at 100.00	AAA	2,160,320
	Arts Center, Series 2004, 5.000%, 1/01/22
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities	8/12 at 101.00	AA	2,909,894
	Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,218,200
	1992P, 6.250%, 7/01/20 - AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B, 5.000%,	7/15 at 100.00	BBB+	527,265
	7/01/41

	Transportation - 4.2% (2.9% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 - FSA Insured	1/15 at 100.00	AAA	2,445,628

	U.S. Guaranteed *** - 1.1% (0.8% of Total Investments)
500	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1994A, 6.500%, 1/01/09 -	No Opt. Call	AAA	554,505
	AMBAC Insured

	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series
	1998Y:
85	6.400%, 1/01/09	No Opt. Call	A+***	93,856
10	6.400%, 1/01/09	No Opt. Call	A+***	11,042

	Utilities - 10.7% (7.3% of Total Investments)
885	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	Aaa	978,934
	Commission Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured
1,000	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	1,070,520
1,655	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series	No Opt. Call	A+	1,817,802
	1998Y, 6.400%, 1/01/09
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 -	No Opt. Call	AAA	1,145,620
	FGIC Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A,	1/13 at 100.00	AAA	1,077,920
	5.000%, 1/01/22 - MBIA Insured

	Water and Sewer - 25.0% (16.9% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
1,225	5.000%, 11/01/24 - FSA Insured	11/14 at 100.00	AAA	1,316,704
500	5.000%, 11/01/37 - FSA Insured	11/14 at 100.00	AAA	530,340
	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
500	5.000%, 10/01/16 - FSA Insured	10/12 at 100.00	AAA	544,875
1,990	5.000%, 10/01/17 - FSA Insured	10/12 at 100.00	AAA	2,167,306
3,500	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 -	6/11 at 102.00	Aaa	3,843,980
	AMBAC Insured
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AA	2,636,500
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 - FGIC	1/14 at 100.00	AAA	2,101,983
	Insured
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 -	No Opt. Call	AAA	1,226,390
	FSA Insured

$78,430	Total Long-Term Investments (cost $79,937,751) - 147.2%			84,948,615

	Other Assets Less Liabilities - 1.0%			572,310

	Preferred Shares, at Liquidation Value - (48.2)%			(27,800,000)

	Net Assets Applicable to Common Shares - 100%			$57,720,925

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest.
Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $79,927,359.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31,
2005, were as

follows:

Gross unrealized:
Appreciation	$5,038,414
Depreciation	(17,158)

Net unrealized appreciation of investments	$5,021,256

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.